Vessels (Tables)	12 Months Ended
Dec. 31, 2012
Vessels (Abstract)
Vessels (Table Text Block)
Net Book Value
Carrying amount as at January 1, 2011	$707,339
Acquisitions and improvements	403,861
Depreciation	(37,214)
Carrying amount as at December 31, 2011	$1,073,986
Acquisition and improvements	133,105
Disposals	(156,128)
Impairment of vessels	(43,178)
Depreciation	(48,235)
Carrying amount as at December 31, 2012	$959,550